Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details)				3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Nov. 18, 2014 USD ($) $ / shares shares	Nov. 14, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares			3,000,000
Share Price (in Dollars per share) | $ / shares			$ 6.50							$ 0.45
Proceeds from Issuance Initial Public Offering			$ 17,065,000						$ 22,425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares) | shares		450,000
Proceeds from Stock Options Exercised		$ 2,710,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares		90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 8.125	$ 8.125
Concentration Risk, Percentage									1.00%
Allowance for Doubtful Accounts Receivable	$ 81,032			$ 85,377		$ 85,377			$ 81,032
Impairment of Long-Lived Assets Held-for-use						0	$ 0
Goodwill	677,204			2,747,668		$ 2,747,668			$ 677,204
Franchise Monthly Marketing Fee, Gross Sales, Percentage									1.00%
Initial Franchise Agreement Term						10 years			10 years
Regional Developers License Fee, Current Franchise Fee, Percentage						25.00%			25.00%
Regional Developers Receive, Franchise Fees Collected Upon Sale of Franchise, Percentage						50.00%			50.00%
Regional Developers Royalty, Sales Generated by Franchises, Percentage						3.00%			3.00%
Regional Developers, Grand Opening Support, Number of Clinics									2
Franchise Royalty, Gross Sales, Percentage						7.00%			7.00%
Advertising Expense				207,483	$ 4,042	$ 475,988	$ 40,039		$ 145,492	$ 323,219
Liability for Uncertain Tax Positions, Current	122,000			125,000		125,000			122,000	148,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	30,000			33,000		33,000			30,000
Cash Equivalents, at Carrying Value				$ 0		$ 0
Restricted Cash and Cash Equivalents, Noncurrent	0								0
Number Of Franchise Licenses Terminated				20
Revenue Recognized in Conjunction with Franchise License Terminations				$ 580,000
Recognition of Previously Deferred Costs in Conjunction with Franchise License Terminations				$ 236,750
Marketing and Advertising Fee Gross Sales Percentage						2.00%
Other Noncurrent Liabilities [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	30,000								$ 30,000	$ 33,000
Computer Software, Intangible Asset [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years			5 years
Franchise Rights [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						7 years			7 years
Customer Relationships [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						2 years			2 years
Minimum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use									$ 3
Property, Plant and Equipment, Useful Life						3 years
Maximum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use									$ 7
Property, Plant and Equipment, Useful Life						7 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number Of Major Customers				0	0	0		0
Scenario, At the Company's Discretion [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Franchise Monthly Marketing Fee, Gross Sales, Percentage						2.00%			2.00%
The Joint RRC Corp [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill	$ 677,204								$ 677,204
Number of Franchises Acquired from Franchisee	6								6
The Joint RRC Corp [Member] | Franchise Rights [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
The Joint RRC Corp [Member] | Customer Relationships [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Two Franchisees [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Franchises	6								6	2
Concentration Risk, Percentage									56.00%	54.00%
Six Franchisees [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Franchises	6								6
Concentration Risk, Percentage									56.00%